CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₫ in Millions		Ordinary shares VND (₫) shares		Ordinary shares USD ($) shares		Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Other comprehensive income/(loss) VND (₫)	Other comprehensive income/(loss) USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares		USD ($) shares
Beginning balance at Dec. 31, 2021	[1]	₫ 553,892				₫ 3,582,000		₫ (77,456,119)		₫ (63,494)		₫ (5,696)		₫ (73,389,417)
Beginning balance (in shares) at Dec. 31, 2021 | shares	[1]	2,298,963,211		2,298,963,211
Net loss for the year								(52,887,812)				(70,885)		(52,958,697)	[1]
Foreign currency translation adjustment										(40,571)				(40,571)	[1]
Additional Capital Contribution to VinFast Auto		₫ 317,129												317,129
Additional Capital Contribution to VinFast Auto (in shares) | shares		1,036,787		1,036,787
Additional capital contribution to VinFast Vietnam												77,515,874		77,515,874
Partial disposal of a subsidiary								12,258				3,251		15,509
Deemed contribution from owners through cash donation to the Company						12,311,667								12,311,667
Ending balance at Dec. 31, 2022	[1]	₫ 871,021				15,893,667		(130,331,673)		(104,065)		77,442,544		(36,228,506)
Ending balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998		2,299,999,998
Net loss for the year								(60,168,126)				(82,222)		(60,250,348)	[1]
Foreign currency translation adjustment										(281,808)				(281,808)	[1]
Issuance of ordinary shares		₫ 6,076,150				(1,470,984)								4,605,166
Issuance of ordinary shares (in shares) | shares		26,897,366		26,897,366
Share based compensation to service providers		₫ 6,020												6,020
Share based compensation to service providers (in shares) | shares		32,463		32,463
Allocation of commitment shares issued under Standby Equity Subscription Agreement		₫ 118,828				(6,528)								112,300
Allocation of commitment shares issued under Standby Equity Subscription Agreement (in shares) | shares		800,000		800,000
Warrants exercised and additional paid to convert into capital		₫ 2,775,517				122,403								2,897,920
Warrants exercised and additional paid to convert into capital (in shares) | shares		10,058,671		10,058,671
Changes in ownership in existing subsidiaries without losing control								(2,757)				2,757
Deemed contribution through awards granted by shareholders to the Company's employees and others						144,083								144,083
Deemed contribution from owners through cash donation to the Company						23,575,858						7,600		23,583,458
Ending balance at Dec. 31, 2023	[1]	₫ 9,847,536				38,258,499		(190,502,556)		(385,873)		77,370,679		₫ (65,411,715)
Ending balance (in shares) at Dec. 31, 2023 | shares		2,337,788,498	[1]	2,337,788,498	[1]									2,337,788,498		2,337,788,498
Net loss for the year								(77,265,364)				(89,585)		₫ (77,354,949)		$ (3,178,752,784)
Foreign currency translation adjustment										(74,771)				₫ (74,771)		$ (3,072,570)
Issuance of ordinary shares (in shares) | shares														9,751,587,414		9,751,587,414
Share based compensation to service providers		₫ 19,631				115,630								₫ 135,261
Share based compensation to service providers (in shares) | shares		1,023,998		1,023,998
Allocation of commitment shares issued under Standby Equity Subscription Agreement						(40,416)								(40,416)
Changes in ownership in existing subsidiaries without losing control								(24,249)				24,249
Deemed contribution through awards granted by shareholders to the Company's employees and others						(53,566)								(53,566)
Additional capital contribution to VinFast Vietnam	[2]											20,000,000		20,000,000
Deemed contribution from owners through cash donation to the Company	[3]					21,994,658								21,994,658
Deemed contribution from owner through free electric charging offered to VinFast's customers	[4]					5,900,755								5,900,755
Change in terms of previous issued Dividend Preference Shares	[2]					27,498,416						(27,498,416)
Ending balance at Dec. 31, 2024		₫ 9,867,167		$ 405,472,242		₫ 93,673,976	$ 3,849,351,798	₫ (267,792,169)	$ (11,004,403,904)	₫ (460,644)	$ (18,929,279)	₫ 69,806,927	$ 2,868,581,344	₫ (94,904,743)		$ (3,899,927,799)
Ending balance (in shares) at Dec. 31, 2024 | shares		2,338,812,496		2,338,812,496										2,338,812,496		2,338,812,496

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).
[2]	Refer to Note 22
[3]	This represents financial supports in form of cash injected into the Group from Mr. Pham Nhat Vuong, the Managing Director and CEO of the Company, (“Mr. Pham”), being recognized in the consolidated statements of shareholders’ equity. Please refer to Note 22, Section “Capital Funding Agreement” for details. This also includes cash received during the year from the previous disposal of ICE assets.
[4]	This represents the grant to be paid by Mr.Pham for the entire free charging period for all applicable sales up to December 31, 2024 under the program (excluding the free charging programs that announced and committed by VinFast previously). This amount was recognised as a revenue deduction and deemed contribution from owner in our consolidated financial statements for fiscal year 2024. Please refer to Note 2 Section “Sale of vehicles (automobiles, escooters)” for details.